Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2013
Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the Defined benefit pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2014	¥10,968
2015	11,060
2016	12,509
2017	12,576
2018	12,570
2019-2023	66,691

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the Defined benefit pension plans’ projected benefit obligations and fair value of plan assets for the years ended March 31, 2012 and 2013. DOCOMO uses a measurement date of March 31 for its Defined benefit pension plans.

	Millions of yen
	2012	2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥196,064	¥202,403
Service cost	9,491	9,879
Interest cost	3,831	3,789
Actuarial (gain) loss	2,150	8,710
Recognition of prior service cost	145	—
Transfer of liability from defined benefit pension plans of the NTT group	546	714
Other	271	852
Benefit payments	(10,095)	(11,542)

Projected benefit obligation, end of year	¥202,403	¥214,805

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥77,813	¥81,262
Actual return on plan assets	1,095	6,975
Employer contributions	5,254	5,323
Transfer of plan assets from defined benefit pension plans of the NTT group	105	171
Benefit payments	(3,005)	(3,386)

Fair value of plan assets, end of year	¥81,262	¥90,345

At March 31:
Funded status	¥(121,141)	¥(124,460)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets

The amounts recognized in DOCOMO’s consolidated balance sheets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Liability for employees’ retirement benefits	¥(121,187)	¥(124,517)
Prepaid pension cost	46	57

Net amount recognized	¥(121,141)	¥(124,460)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Actuarial gains (losses), net	¥(43,242)	¥(44,927)
Prior service cost, net	10,583	8,685
Transition obligation	(810)	(687)

Total	¥(33,469)	¥(36,929)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥202,346	¥214,724
Fair value of plan assets	81,159	90,207
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥196,454	¥208,457
Fair value of plan assets	81,159	90,207

Net Periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the Defined benefit pension plans for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Service cost	¥9,244	¥9,491	¥9,879
Interest cost on projected benefit obligation	3,894	3,831	3,789
Expected return on plan assets	(1,714)	(1,569)	(1,617)
Amortization of prior service cost	(1,907)	(1,907)	(1,898)
Amortization of actuarial gains and losses	1,497	1,644	1,667
Amortization of transition obligation	125	125	123

Net periodic pension cost	¥11,139	¥11,615	¥11,943

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the Defined benefit pension plans recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥4,707	¥2,624	¥3,352
Prior service cost arising during period, net	—	121	—
Amortization of prior service cost	1,907	1,907	1,898
Amortization of actuarial gains and losses	(1,497)	(1,644)	(1,667)
Amortization of transition obligation	(125)	(125)	(123)

Total recognized in “Accumulated other comprehensive income (loss)”	¥4,992	¥2,883	¥3,460

Fair Values of Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥751	¥751	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	23,079	22,257	822	—
Domestic corporate bonds	7,052	—	7,052	—
Foreign government bonds	5,289	5,208	81	—
Foreign corporate bonds	255	19	236	—
Equity securities
Domestic stocks	8,476	8,476	—	—
Foreign stocks	6,030	6,030	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	837	—	837	—
Domestic equity securities	703	—	703	—
Foreign debt securities	498	—	498	—
Foreign equity securities	679	—	679	—
Pooled funds	15,970	—	15,970	—
Life insurance company general accounts	9,444	—	9,444	—
Other	2,199	—	1	2,198

Total	¥81,262	¥42,741	¥36,323	¥2,198

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥625	¥625	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	25,739	24,973	766	—
Domestic corporate bonds	6,846	—	6,846	—
Foreign government bonds	5,685	2,472	3,213	—
Foreign corporate bonds	204	14	190	—
Equity securities
Domestic stocks	9,019	9,015	4	—
Foreign stocks	5,883	5,881	—	2
Securities investment trust beneficiary certificates
Domestic debt securities	901	—	901	—
Domestic equity securities	816	—	816	—
Foreign debt securities	558	—	558	—
Foreign equity securities	691	—	691	—
Pooled funds	21,159	—	21,159	—
Life insurance company general accounts	10,028	—	10,028	—
Other	2,191	—	6	2,185

Total	¥90,345	¥42,980	¥45,178	¥2,187

Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the Defined benefit pension plans’ projected benefit obligations as of March 31, 2012 and 2013 were as follows:

	2012	2013
Discount rate	1.9%	1.5%
Long-term rate of salary increases	2.9	2.9

Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	2.1%	2.0%	1.9%
Long-term rate of salary increases	2.2	2.9	2.9
Expected long-term rate of return on plan assets	2.3	2.0	2.0

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Benefit Payments, which Reflect Expected Future Service Under Defined Benefit Pension Plans

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2014	¥1,832
2015	2,196
2016	2,346
2017	2,470
2018	2,574
2019-2023	13,952

Reconciliations and Changes in Defined Benefit Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the years ended March 31, 2012 and 2013. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2012 and 2013.

	Millions of yen
	2012	2013
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥97,299	¥102,784
Service cost	3,478	3,585
Interest cost	1,897	1,891
Actuarial (gain) loss	2,104	10,844
Internal adjustment due to transfer of employees within the NTT group	(630)	(487)
Other	211	71
Benefit payments	(1,575)	(1,749)

Projected benefit obligation, end of year	¥102,784	¥116,939

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥62,942	¥63,864
Actual return on plan assets	1,469	7,439
Employer contributions	834	841
Employee contributions	416	420
Internal adjustment due to transfer of employees within the NTT group	(433)	(651)
Other	211	71
Benefit payments	(1,575)	(1,749)

Fair value of plan assets, end of year	¥63,864	¥70,235

At March 31:
Funded status	¥(38,920)	¥(46,704)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Items recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Actuarial gains (losses), net	¥(19,132)	¥(22,983)
Prior service cost, net	712	356

Total	¥(18,420)	¥(22,627)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥102,784	¥116,939
Fair value of plan assets	63,864	70,235
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥81,749	¥90,561
Fair value of plan assets	63,782	70,115

Net Periodic Pension Cost for Defined Benefit Pension Plans

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Service cost	¥3,256	¥3,478	¥3,585
Interest cost on projected benefit obligation	1,849	1,897	1,891
Expected return on plan assets	(1,583)	(1,519)	(1,523)
Amortization of prior service cost	(357)	(357)	(356)
Amortization of actuarial gains and losses	326	1,024	1,077
Contribution from employees	(413)	(416)	(420)

Net periodic pension cost	¥3,078	¥4,107	¥4,254

Other Changes in Plan Assets and Benefit Obligations of Defined Benefit Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the years ended March 31, 2011, 2012 and 2013 comprised the following:

	Millions of yen
	2011	2012	2013
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥7,040	¥2,154	¥4,928
Amortization of prior service cost	357	357	356
Amortization of actuarial gains and losses	(326)	(1,024)	(1,077)

Total recognized in “Accumulated other comprehensive income (loss)”	¥7,071	¥1,487	¥4,207

Fair Values of Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 18.

	Millions of yen
	2012
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥417	¥417	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	18,298	17,647	651	—
Domestic corporate bonds	5,810	—	5,810	—
Foreign government bonds	4,325	4,279	46	—
Foreign corporate bonds	173	9	164	—
Equity securities
Domestic stocks	13,718	13,717	1	—
Foreign stocks	7,731	7,731	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,055	—	1,055	—
Domestic equity securities	1,383	—	1,383	—
Foreign debt securities	883	—	883	—
Foreign equity securities	973	—	973	—
Pooled funds	4,439	—	4,439	—
Life insurance company general accounts	4,329	—	4,329	—
Other	330	—	(0)	330

Total	¥63,864	¥43,800	¥19,734	¥330

	Millions of yen
	2013
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥517	¥517	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,738	20,122	616	—
Domestic corporate bonds	5,859	—	5,859	—
Foreign government bonds	4,676	2,079	2,597	—
Foreign corporate bonds	119	4	115	—
Equity securities
Domestic stocks	13,037	13,028	9	—
Foreign stocks	7,499	7,493	—	6
Securities investment trust beneficiary certificates
Domestic debt securities	1,193	—	1,193	—
Domestic equity securities	1,637	—	1,637	—
Foreign debt securities	1,018	—	1,018	—
Foreign equity securities	1,041	—	1,041	—
Pooled funds	8,192	—	8,192	—
Life insurance company general accounts	4,441	—	4,441	—
Other	268	—	1	267

Total	¥70,235	¥43,243	¥26,719	¥273

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2012 and 2013 were as follows:

	2012	2013
Discount rate	1.9%	1.5%
Long-term rate of salary increases	3.3	3.9

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the years ended March 31, 2011, 2012 and 2013 were as follows:

	2011	2012	2013
Discount rate	2.1%	2.0%	1.9%
Long-term rate of salary increases	3.4	3.3	3.3
Expected long-term rate of return on plan assets	2.5	2.5	2.5